Discontinued operations - Tele2 Kazakhstan (Details) kr in Millions, ₸ in Billions					12 Months Ended
	Dec. 31, 2018 KZT (₸)	Dec. 28, 2018	Feb. 29, 2016 KZT (₸)	Feb. 29, 2016 SEK (kr)	Dec. 31, 2018 KZT (₸)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2016 SEK (kr)	Dec. 31, 2018 SEK (kr)	Feb. 29, 2016 SEK (kr)
Discontinued operations
Discount rate before tax (WACC) (as a percent)						10.00%
Forecast period (in years)					3 years	3 years	3 years
Identifiable assets acquired (liabilities assumed)							kr 2,020
Total value contribution							958
Assets (liabilities)						kr 17,132	18,473	kr 36,362
Contribution to non-controlling interests							231
Total equity holders of parent company
Discontinued operations
Total value contribution							469
Contribution to non-controlling interests							697
Non-controlling interests
Discontinued operations
Total value contribution							489
Contribution to non-controlling interests							kr (466)
Kazakhstan discontinued operation
Discontinued operations
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	51.00%
Diluted economic interest in subsidiary	31.00%
Earn-out percentage	18.00%						18.00%
Loans	₸ 88.0				₸ 88.0			2,100
Expected closing period from put option served		6 months
Fair value of earn-out obligation						kr 432	kr 100	kr 764
Discount rate before tax (WACC) (as a percent)	19.00%				19.00%	18.00%	18.00%	19.00%
Forecast period (in years)					10 years	10 years	10 years
Annual growth rate (as a percent)	1.00%				1.00%	1.00%	1.00%	1.00%
Impairment loss on goodwill							kr 344
Economic interest in the jointly owned company in Kazakhstan relating to put option							18.00%
Positive effect in income statement due to decrease in value of put option							kr 413
Effective economic interest held in combined entity for first three years			31.00%						31.00%
Increase in equity through establishment of jointly owned company				kr 1,189
Assets (liabilities)									kr (1,123)
Kazakhstan discontinued operation | Tele2 Kazakhstan
Discontinued operations
Decrease in fair value of subordinated loan				kr 231
Kazakhstan discontinued operation | Total equity holders of parent company
Discontinued operations
Proportion of ownership interest in subsidiary			49.00%	49.00%
Total value contribution				kr 469
Contribution to non-controlling interests				697
Percentage of carrying value of contributed net assets			51.00%						51.00%
Percentage of gain on renegotiated loan			49.00%						49.00%
Kazakhstan discontinued operation | Non-controlling interests
Discontinued operations
Total value contribution				kr 489
Percentage of economic ownership attributable to non-controlling interests			51.00%	51.00%
Contribution to non-controlling interests				kr (466)
Percentage of carrying value of contributed net assets			51.00%						51.00%
Percentage of gain on renegotiated loan			51.00%						51.00%
Kazakhstan discontinued operation | Kazakhtelecom
Discontinued operations
Identifiable assets acquired (liabilities assumed)									kr 840
Receivable obtained on creation of jointly owned company									kr 118
Total value contribution				kr 958
Kazakhstan discontinued operation | Kazakhtelecom | Tele2 Kazakhstan
Discontinued operations
Reported debt amount						kr 26	24	kr 30
Nominal value of reported debt amount						kr 289	kr 319	kr 279
Nominal value of loan | ₸			₸ 11.7
Kazakhstan discontinued operation | Asianet
Discontinued operations
Earn-out percentage			18.00%	18.00%
Percentage of non-controlling interests acquired			49.00%	49.00%
Payment to acquire non-controlling interests				kr 125
Percentage of economic interest in combined entity payable to non-controlling holder for sale stake			18.00%	18.00%
Period for economic interest in combined entity payable to non-controlling holder			3 years	3 years
Amount of deferred payment receivable by non-controlling holder			₸ 8.4	kr 216